SHARE-BASED COMPENSATION (Details) - Schedule of Stock-Based Compensation Activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock-Based Compensation Activity [Abstract]
Number of options, Outstanding ending balance	59,750	121,808	122,308	72,058
Weighted- average exercise price, Outstanding ending balance	$ 25.66	$ 17.231	$ 17.229	$ 10.568
Weighted- average remaining contractual term, Outstanding ending balance	7 years 4 months 2 days	4 years 10 months 17 days	5 years 10 months 17 days	4 years 5 months 15 days
Aggregate intrinsic value, Outstanding ending balance	$ 0	$ 316,000	$ 144,000	$ 493,000
Number of options, Exercisable	33,554	88,895	69,318
Weighted- average exercise price, Exercisable	$ 24.78	$ 13.696	$ 9.939
Weighted- average remaining contractual term, Exercisable	7 years	3 years 7 months 13 days	3 years 3 months 14 days
Number of options, Vested and expected to vest	59,750	121,808	122,308
Weighted- average exercise price, Vested and expected to vest	$ 25.66	$ 17.231	$ 17.229
Weighted- average remaining contractual term, Vested and expected to vest	7 years 4 months 2 days	4 years 10 months 17 days	5 years 10 months 17 days
Aggregate intrinsic value, Vested and expected to vest		$ 316,000	$ 144,000
Number of options, Granted	0	0	54,500
Weighted- average exercise price, Granted	$ 0	$ 0	$ 26.78
Weighted- average remaining contractual term, Granted		0 years	9 years 11 months 23 days
Number of options, Exercised	(31,138)	0	(103)
Weighted- average exercise price, Exercised	$ 0.01	$ 0	$ 26.771
Weighted- average remaining contractual term, Exercised	3 days	0 years	8 years 2 months 19 days
Aggregate intrinsic value, Exercised	$ 490,000	$ 316,000	$ 144,000
Number of options, Forfeited	(735)	0	(2,548)
Weighted- average exercise price, Forfeited	$ 26.78	$ 0	$ 26.775
Weighted- average remaining contractual term, Forfeited	6 years 7 days	0 years	9 years 2 months 4 days
Number of options, Expired	(30,185)	(500)	(1,599)
Weighted- average exercise price, Expired	$ (18.08)	$ (17)	$ (27)
Weighted- average remaining contractual term, Expired		0 years	0 years